COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Jan. 02, 2024	Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
Common stock, shares issued (in shares)	6,208,935	6,205,506		0
Roth CH Acquisition V Co.
COMMITMENTS AND CONTINGENCIES
Minimum period of piggy back registration rights	5 years	5 years
Maximum period of piggy back registration rights	7 years	7 years
Fee payable on aggregate gross proceeds (as percentage)	4.50%	4.50%
Aggregated gross proceeds amount of advisory fee payable	$ 5,175,000	$ 5,175,000
Common stock, shares issued (in shares)			575,000
Roth CH Acquisition V Co. | Subsequent Event
COMMITMENTS AND CONTINGENCIES
Common stock, shares issued (in shares)			575,000
Roth CH Acquisition V Co. | IPO
COMMITMENTS AND CONTINGENCIES
Underwriting discount (in percentage)	1.00%	1.00%
Underwriting discount	$ 1,150,000	$ 1,150,000